Exhibit 2

CSAIL 2018-C14 Commercial Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2018-C14

Report To:

Credit Suisse Commercial Mortgage Securities Corp.

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

Argentic Real Estate Finance LLC

Natixis Real Estate Capital LLC

Ladder Capital Finance LLC

Rialto Capital Management, LLC

Rialto Real Estate Fund III – Debt, LP

8 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010	Ladder Capital Finance LLC 345 Park Avenue, 8th Floor New York, New York 10154

Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019	Rialto Capital Management, LLC Rialto Real Estate Fund III – Debt, LP 790 NW 107th Avenue, Suite 400 Miami, Florida 33172

Natixis Real Estate Capital LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020

Re: CSAIL 2018-C14 Commercial Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass Through Certificates, Series 2018-C14 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Credit Suisse Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Column Financial, Inc. (“Column”), Argentic Real Estate Finance LLC (“AREF”), Natixis Real Estate Capital LLC (“Natixis”), Ladder Capital Finance LLC (“Ladder”) and Rialto Real Estate Fund III – Debt, LP (“Rialto,” together with Column, AREF, Natixis and Ladder, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contains the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”),
iii.	Most recent insurance review file (the “Insurance Review File”) and
iv.	Most recent insurance bills (the “Insurance Bills”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),
e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
f.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods (except for the Year One Period for the Mortgage Loan identified on the Mortgage Loan Schedule (as defined herein) as “Hilton Clearwater Beach Resort & Spa” (the “Hilton Clearwater Beach Resort & Spa Mortgage Loan”), the 2017 Historical Period for the Mortgage Loan identified on the Mortgage Loan Schedule as “Lake City Commons” (the “Lake City Commons Mortgage Loan”), the Historical Periods for the Mortgage Loans identified on the Mortgage Loan Schedule as “2201 Park Manor Boulevard” (the “2201 Park Manor Boulevard Mortgage Loan”) and “CVS – Lafayette, LA” (the “CVS – Lafayette, LA Mortgage Loan”) and the Specified Periods for the Mortgage Loan identified on the Mortgage Loan Schedule as “Walgreens – Charlotte, NC” (the “Walgreens – Charlotte, NC Mortgage Loan”)) and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the twenty (20) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 20 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) (except for the 2015 Historical Period for the Mortgage Loans identified on the Mortgage Loan Schedule as “Georgetown Squared & Seattle Design Center” (the “Georgetown Squared & Seattle Design Center Mortgage Loan”) and “Pinnacle Lakes” (the “Pinnacle Lakes Mortgage Loan”), the 2016 Historical Period for the Mortgage Loan identified on the Mortgage Loan Schedule as “Harlingen Corners” (the “Harlingen Corners Mortgage Loan”) and the Historical Periods for the Mortgage Loans identified on the Mortgage Loan Schedule as “Market Shops at Sandestin” (the “Market Shops at Sandestin Mortgage Loan”) and “Arlington Cubesmart” (the “Arlington Cubesmart Mortgage Loan”)) for the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files).

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 November 2018

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 44 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 65 commercial and multifamily properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable) (except for the Year One Period for the Hilton Clearwater Beach Resort & Spa Mortgage Loan, the 2017 Historical Period for the Lake City Commons Mortgage Loan, the Historical Periods for the 2201 Park Manor Boulevard Mortgage Loan and CVS – Lafayette, LA Mortgage Loan and the Specified Periods for the Walgreens – Charlotte, NC Mortgage Loan) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

The Depositor instructed us to not perform the procedure described above for the Year One Period for the Hilton Clearwater Beach Resort & Spa Mortgage Loan, the 2017 Historical Period for the Lake City Commons Mortgage Loan, the Historical Periods for the 2201 Park Manor Boulevard Mortgage Loan and CVS – Lafayette, LA Mortgage Loan and the Specified Periods for the Walgreens – Charlotte, NC Mortgage Loan.

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and
b.	Use a materiality threshold of +/- 2%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable).

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information on the Appraisal(s) or Tax Bills.

Attachment A Page 2 of 6

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Lease Abstracts and
e.	The Underwriting Instructions and Adjustments

for each Top 20 Mortgage Loan (as applicable) (except for the 2015 Historical Period for the Georgetown Squared & Seattle Design Center Mortgage Loan and Pinnacle Lakes Mortgage Loan, the 2016 Historical Period for the Harlingen Corners Mortgage Loan and the Historical Periods for the Market Shops at Sandestin Mortgage Loan and Arlington Cubesmart Mortgage Loan), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

The Depositor instructed us to not perform the procedure described above for the 2015 Historical Period for the Georgetown Squared & Seattle Design Center Mortgage Loan and Pinnacle Lakes Mortgage Loan, the 2016 Historical Period for the Harlingen Corners Mortgage Loan and the Historical Periods for the Market Shops at Sandestin Mortgage Loan and Arlington Cubesmart Mortgage Loan.

For the purpose of this procedure, the Depositor, instructed us to use an absolute materiality threshold of +/- 0.5%.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts.

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information on the Borrower Rent Roll Files,
b.	Information on the Tenant Billing Schedules,
c.	Information in the Lease Abstracts and
d.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown on the Borrower Rent Roll Files, Tenant Billing Schedules or Lease Abstracts (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures (continued)

3. (continued)

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Borrower Rent Roll Files, Tenant Billing Schedules or Lease Abstracts (as applicable).

We performed no procedures to compare any information on the Borrower Rent Roll Files to any of the corresponding information on the Tenant Billing Schedules or Lease Abstracts.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

5.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information in the Insurance Bills,
d.	Information in the Insurance Review Files and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information on the Tax Bills to any of the corresponding information on the Tax Assessor Websites, Insurance Bills or Insurance Review Files.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the fifteen (15) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 5 of 6

Lease Expiration and Termination Comparison Procedures (continued)

6. (continued)

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 31 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	The TTM Period physical occupancy rate that is contained on the Underwriting File,
b.	The underwritten physical occupancy rate that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Top 20 Mortgage Loan (as applicable) (except for the Market Shops at Sandestin Mortgage Loan and Arlington Cubesmart Mortgage Loan), we compared the TTM Period physical occupancy rate, as shown on the Underwriting File, to the corresponding underwritten physical occupancy rate, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

7. (continued)

The Depositor instructed us to not perform the procedure described above for the Market Shops at Sandestin Mortgage Loan and Arlington Cubesmart Mortgage Loan.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 5% and
b.	Only identify differences over the 5% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 7., we recalculated and compared the underwritten revenue and expense line items on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 1%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $10,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

8.	Subsequent to the performance of the procedures described in Items 1. through 7. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 7. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 7. above and the results of the comparison procedures described in the preceding two sentences of this Item 8.

Exhibit 1 to Attachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

Prudential - Digital Realty Portfolio	Column	$70,000,000
Georgetown Squared & Seattle Design Center	Column	$65,000,000
Continental Towers	Column	$59,500,000
The Greystone	Natixis	$42,000,000
Lafayette Park	Natixis	$38,000,000
Festival Plaza	Natixis	$35,770,000
Sheraton Grand Nashville Downtown	AREF	$30,000,000
Indian Hills Senior Community	Ladder	$29,350,000
Holiday Inn FiDi	Ladder	$25,000,000
Westin & Element - Huntsville	AREF	$25,000,000
2020 Fifth Avenue	Column	$24,000,000
Crystal Center	AREF	$20,737,500
Albuquerque Hotel Portfolio	Rialto	$19,250,000
Harlingen Corners	AREF	$17,945,000
Pinnacle Lakes	AREF	$16,950,000
Utah Limited Service Hotel Portfolio	Natixis	$15,000,000
Desert Country Plaza	Rialto	$12,825,000
Market Shops at Sandestin	Ladder	$12,766,000
Vine Street Square	Rialto	$12,550,000
Arlington Cubesmart	Rialto	$12,500,000
Shoppes at Broad & Olney	Natixis	$12,500,000
Fairfield Inn & Suites Denver/Aurora	AREF	$12,500,000
20 Times Square	Column	$11,000,000
Covington Ridge	Rialto	$10,500,000
14550 Avion Parkway	Natixis	$10,400,000
The Remington Apartments	Rialto	$10,100,000
8713 5th Avenue	Ladder	$10,000,000
Hilton Clearwater Beach Resort & Spa	Column	$10,000,000
Tarpon Square	AREF	$9,900,000
Terracita Apartments	AREF	$9,500,000
2918 Third Avenue and 634 & 638 Main	Natixis	$9,350,000
1010 Bush	AREF	$8,000,000
Lake City Commons	Ladder	$7,750,000
South Carolina Grocery Portfolio	Rialto	$7,600,000
Canton Fields Hotel Portfolio	Natixis	$7,000,000
New Market Crossing	Rialto	$7,000,000
Jacksonville Self Storage	Rialto	$6,800,000
Country Inn & Suites Jacksonville	Ladder	$5,625,000
Rio & Roosevelt	AREF	$5,400,000
Walgreens - Charlotte, NC	Rialto	$4,650,000
Quality Inn Montgomeryville	Rialto	$4,050,000
2201 Park Manor Boulevard	AREF	$3,800,000
CVS - Lafayette, LA	Rialto	$2,100,000
Dollar General Ogden	Ladder	$854,000
Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Prudential – Digital Realty Portfolio

Mortgage Loan Seller: Column		Top 10 Loan:	Yes
Original Principal Balance: $70,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Georgetown Squared & Seattle Design Center

Mortgage Loan Seller: Column		Top 10 Loan:	Yes
Original Principal Balance: $65,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Continental Towers

Mortgage Loan Seller: Column		Top 10 Loan:	Yes
Original Principal Balance: $59,500,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Greystone

Mortgage Loan Seller: Natixis		Top 10 Loan:	Yes
Original Principal Balance: $42,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lafayette Park

Mortgage Loan Seller: Natixis		Top 10 Loan:	Yes
Original Principal Balance: $38,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Festival Plaza

Mortgage Loan Seller: Natixis		Top 10 Loan:	Yes
Original Principal Balance: $35,770,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sheraton Grand Nashville Downtown

Mortgage Loan Seller: AREF		Top 10 Loan:	Yes
Original Principal Balance: $30,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Indian Hills Senior Community

Mortgage Loan Seller: Ladder		Top 10 Loan:	Yes
Original Principal Balance: $29,350,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Holiday Inn FiDi

Mortgage Loan Seller: Ladder		Top 10 Loan:	Yes
Original Principal Balance: $25,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westin & Element - Huntsville

Mortgage Loan Seller: AREF		Top 10 Loan:	Yes
Original Principal Balance: $25,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2020 Fifth Avenue

Mortgage Loan Seller: Column		Top 10 Loan:	No
Original Principal Balance: $24,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Lease Abstracts	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Crystal Center

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $20,737,500		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Albuquerque Hotel Portfolio

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $19,250,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Harlingen Corners

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $17,945,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pinnacle Lakes

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $16,950,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Utah Limited Service Hotel Portfolio

Mortgage Loan Seller: Natixis		Top 10 Loan:	No
Original Principal Balance: $15,000,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Desert Country Plaza

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $12,825,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Market Shops at Sandestin

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $12,766,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts, Leases, Estoppels and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Vine Street Square

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $12,550,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Arlington Cubesmart

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shoppes at Broad & Olney

Mortgage Loan Seller: Natixis		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fairfield Inn & Suites Denver/Aurora

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

20 Times Square

Mortgage Loan Seller: Column		Top 10 Loan:	No
Original Principal Balance: $11,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	N/A	N/A
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Covington Ridge

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $10,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

14550 Avion Parkway

Mortgage Loan Seller: Natixis		Top 10 Loan:	No
Original Principal Balance: $10,400,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Remington Apartments

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $10,100,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

8713 5th Avenue

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $10,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Clearwater Beach Resort & Spa

Mortgage Loan Seller: Column		Top 10 Loan:	No
Original Principal Balance: $10,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tarpon Square

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $9,900,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Terracita Apartments

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $9,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2918 Third Avenue and 634 & 638 Main

Mortgage Loan Seller: Natixis		Top 10 Loan:	No
Original Principal Balance: $9,350,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1010 Bush

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $8,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lake City Commons

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $7,750,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

South Carolina Grocery Portfolio

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $7,600,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Canton Fields Hotel Portfolio

Mortgage Loan Seller: Natixis		Top 10 Loan:	No
Original Balance: $7,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

New Market Crossing

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $7,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Jacksonville Self Storage

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $6,800,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Country Inn & Suites Jacksonville

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $5,625,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Tax Bills	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rio & Roosevelt

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $5,400,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Walgreens - Charlotte, NC

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $4,650,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Quality Inn Montgomeryville

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $4,050,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2201 Park Manor Boulevard

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $3,800,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

CVS - Lafayette, LA

Mortgage Loan Seller: Rialto		Top 10 Loan:	No
Original Principal Balance: $2,100,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dollar General Ogden

Mortgage Loan Seller: Ladder		Top 10 Loan:	No
Original Principal Balance: $854,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Lease Abstracts to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Borrower Rent Roll Files, Tenant Billing Schedules and Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6

For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll).  Identify any variance above a 31-day threshold.

		Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7

Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above a 1% and $10,000 threshold.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable